Note 1 - The Company and Basis of Presentation (Details) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended
	Sep. 23, 2014	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2007	May 09, 2014	Dec. 31, 2013	Dec. 30, 2013	Dec. 31, 2012
Note 1 - The Company and Basis of Presentation (Details) [Line Items]
Extinguishment of Debt, Amount			$ 5,397,278
	573,000	572,910	572,910
Conversion of Stock, Shares Issued (in Shares)	3,743,282
Proceeds from Issuance of Private Placement	6,000,000		4,204,220
Debt Conversion, Original Debt, Amount	1,545,678		1,545,678	501,873
Stock Issued During Period, Shares, New Issues (in Shares)	11,305,567
Warrant Term	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	940,189					16,680,324	16,680,324	16,680,324
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.53					$ 0.06
Accrued Interest [Member] | Convertible Debt [Member]
Note 1 - The Company and Basis of Presentation (Details) [Line Items]
Extinguishment of Debt, Amount	522,000
Accrued Interest [Member] | GBS [Member]
Note 1 - The Company and Basis of Presentation (Details) [Line Items]
Debt Conversion, Original Debt, Amount					211,000
Convertible Debt [Member]
Note 1 - The Company and Basis of Presentation (Details) [Line Items]
Extinguishment of Debt, Amount	4,875,000
Viveve [Member]
Note 1 - The Company and Basis of Presentation (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares)	3,743,282
Percentage of Total Common Stock Attributable to Viveve Capital Stock Converted	62.00%
Payment to Each Non-Accredited Investors For Converted Shares Upon Merger	16,500
GBS [Member]
Note 1 - The Company and Basis of Presentation (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)					943,596
Debt Conversion, Original Debt, Amount					$ 1,750,000